Empower Lifetime 2050 Fund Investment Objectives and Goals - Empower Lifetime 2050 Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Empower Lifetime 2050 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2050, the Fund seeks incomeand secondarily, capital growth.
Objective, Secondary [Text Block]	and secondarily, capital growth